Commitments And Contingencies (Future Minimum Lease Payments Under Capital and Operating Leases) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Operating Leases [Abstract]
2018	$ 17
2019	15
2020	12
2021	10
2022	8
Thereafter	150
Total future minimum lease payments	$ 212